DISPOSALS TO GOLAR PARTNERS (Tables)	12 Months Ended
Dec. 31, 2014
Business acquisition:
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets and liabilities included in our consolidated balance sheet presented presented as held for sale are shown below:

(in thousands of $)	As of December 31, 2014
ASSETS
Current assets
Other receivables, prepaid expenses and accrued income	196
Inventories	266
Total current assets	462

Non-current assets
Vessels and equipment, net	280,284
Deferred charges	4,209
Total non-current assets	284,493
Total assets	284,955

LIABILITIES
Current liabilities
Current portion of long-term debt	(13,569)
Trade accounts payable	(419)
Accrued expenses	(786)
Amounts due to related parties	(366)
Total current liabilities	(15,140)

Non-current liabilities
Long-term debt	(149,261)
Total non-current liabilities	(149,261)
Total liabilities	(164,401)

Golar Igloo [Member]
Business acquisition:
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
In March 2014, we sold our interests in the company that owns and operates Golar Igloo to Golar Partners.

(in thousands of $)	Golar Igloo
Cash consideration received (1)	156,001
Carrying value of the assets sold to Golar Partners	(112,714)
Gain on disposal	43,287

Golar Maria [Member]
Business acquisition:
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

(in thousands of $)	Golar Maria
Cash consideration received (2)	127,900
Carrying value of the assets sold to Golar Partners	(45,630)
Gain on disposal	82,270
Deferred gain on sale (note 30)	(17,114)
Gain recognized on sale	65,156